Bank Loans (Schedule Of Balance And Associated Percentage Of Each Major Loan Category In Bank Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 7,014,421	$ 5,637,565
Unamortized loan premium/(discount), net	788	858
Loans in process	(856)	(49)
Unamortized loan fees, net	872	(2,021)
Allowance for loan losses	(67,466)	(45,163)	$ (29,787)
Bank loans, net	$ 6,947,759	$ 5,591,190
Gross bank loans, Percent	100.00%	100.00%
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 2,593,576	$ 2,161,400
Allowance for loan losses	$ (8,430)	$ (2,660)	(1,241)
Gross bank loans, Percent	37.00%	38.40%
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 2,437,938	$ 1,710,399
Allowance for loan losses	$ (54,474)	$ (35,127)	(24,748)
Gross bank loans, Percent	34.80%	30.30%
Securities-Based Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 1,819,206	$ 1,614,033
Allowance for loan losses	$ (2,088)	$ (3,094)	(1,607)
Gross bank loans, Percent	25.90%	28.60%
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 116,258	$ 78,711
Allowance for loan losses	$ (1,520)	$ (1,363)	(264)
Gross bank loans, Percent	1.70%	1.40%
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 24,508	$ 45,391
Allowance for loan losses	$ (16)	$ (129)	(105)
Gross bank loans, Percent	0.30%	0.80%
Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 15,039	$ 15,008
Allowance for loan losses	$ (162)	$ (371)	(290)
Gross bank loans, Percent	0.20%	0.30%
Construction And Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 7,896	$ 12,623
Allowance for loan losses	$ (100)	$ (232)	$ (78)
Gross bank loans, Percent	0.10%	0.20%